Pension and severance plans (Details 3) - Japanese plans - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Pension and severance plans
Actuarial gain (loss)	¥ (1,684)	¥ (1,562)
Prior service credit	1,381	1,393
Pension liability adjustments, pre-tax	(303)	(169)
Accumulated benefit obligations	¥ 17,876	¥ 17,400